Document And Entity Information	Nov. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	Cyteir Therapeutics, Inc.
Entity Central Index Key	0001662244
Entity Emerging Growth Company	true
Entity File Number	001-40499
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5429901
Entity Address, Address Line One	128 Spring St, Building A, Suite 510
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	857
Local Phone Number	285-4140
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CYT
Security Exchange Name	NONE